Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	€ 1,633	€ 1,820
Ending balance	1,727	1,633
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	7,808	8,876
Additions	47	37
Acquisitions through business combinations	126	140
Capitalized subsequent expenditure	5	3
Disposals	(19)	(328)
Net exchange differences	298	(919)
Transfers to disposal groups		(2)
Ending balance	8,265	7,808
Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,176	7,056
Amortization through income statement	165	104
Shadow accounting adjustments	(56)	26
Disposals	(6)	(288)
Impairment losses	15	8
Net exchange differences	243	(728)
Transfers to disposal groups		(2)
Ending balance	6,538	6,176
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	293	294
Ending balance	384	293
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	462	503
Acquisitions through business combinations	85	56
Disposals		(55)
Net exchange differences	6	(42)
Ending balance	554	462
Goodwill [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	169	209
Disposals		(28)
Net exchange differences		(11)
Ending balance	169	169
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,153	1,399
Ending balance	1,123	1,153
VOBA [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,565	7,576
Additions		6
Disposals		(175)
Net exchange differences	293	(841)
Ending balance	6,858	6,565
VOBA [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	5,412	6,177
Amortization through income statement	135	63
Shadow accounting adjustments	(56)	26
Disposals		(165)
Net exchange differences	244	(689)
Ending balance	5,735	5,412
Future servicing rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	99	64
Ending balance	91	99
Future servicing rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	359	327
Acquisitions through business combinations		47
Net exchange differences	2	(15)
Ending balance	361	359
Future servicing rights [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	260	263
Amortization through income statement	8	7
Net exchange differences	2	(9)
Ending balance	270	260
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	51	50
Ending balance	64	51
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	294	362
Additions	45	29
Acquisitions through business combinations	7	9
Capitalized subsequent expenditure	5	3
Disposals	(19)	(98)
Net exchange differences	(6)	(9)
Transfers to disposal groups		(2)
Ending balance	327	294
Software [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	243	311
Amortization through income statement	16	28
Disposals	(6)	(95)
Impairment losses	15	8
Net exchange differences	(5)	(8)
Transfers to disposal groups		(2)
Ending balance	263	243
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	36	12
Ending balance	64	36
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	128	109
Additions	2	2
Acquisitions through business combinations	33	29
Net exchange differences	2	(11)
Ending balance	166	128
Other [member] | Accumulated amortization, depreciation and impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	92	97
Amortization through income statement	6	6
Net exchange differences	3	(11)
Ending balance	€ 101	€ 92